UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 11, 2010


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $2,556,799 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  194929  4552300 SH		SOLE			0  4385900  166400
AVON PRODS INC			COMMON		054303102   74338  2359950 SH		SOLE			0  2275100   84850
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   87201    26537 SH		SOLE			0    25575     962
COCA COLA CO			COMMON		191216100  201780  3540000 SH		SOLE			0  3411600  128400
CONOCOPHILLIPS			COMMON		20825C104   39651   776400 SH		SOLE			0   747900   28500
DISNEY WALT CO			COM DISNEY	254687106  155491  4821427 SH		SOLE			0  4652253  169174
GENERAL ELEC CO			COMMON		369604103   40534  2679020 SH		SOLE			0  2580420   98600
GOLDMAN SACHS GROUP INC		COMMON		38141G104  106395   630150 SH		SOLE			0   607100   23050
INTERNATIONAL BUSINESS M	COMMON		459200101  254877  1947115 SH		SOLE			0  1876665   70450
JOHNSON & JOHNSON		COMMON		478160104  187678  2913800 SH		SOLE			0  2806900  106900
KRAFT FOODS INC			COMMON		50075N104   34358  1264100 SH		SOLE			0  1218800   45300
LOWES COS INC			COMMON		548661107  145338  6213700 SH		SOLE			0  5989100  224600
MICROSOFT CORP			COMMON		594918104  170441  5591900 SH		SOLE			0  5388400  203500
PEPSICO INC			COMMON		713448108  151614  2493650 SH		SOLE			0  2402400   91250
PROCTER & GAMBLE CO		COMMON		742718109  213072  3514300 SH		SOLE			0  3387200  127100
SCHLUMBERGER LTD		COMMON		806857108  107369  1649550 SH		SOLE			0  1590200   59350
STRYKER CORP			COMMON		863667101   28378   563400 SH		SOLE			0   543700   19700
3M CO				COMMON		88579Y101  118805  1437100 SH		SOLE			0  1385100   52000
WAL MART STORES INC		COMMON		931142103  165994  3105600 SH		SOLE			0  2993300  112300
WELLS FARGO & CO NEW		COMMON		949746101   78554  2910500 SH		SOLE			0  2805100  105400

